A world of investing.®

Putnam INVESTMENTS

Putnam Short Duration Bond Fund*

Summary prospectus

6 | 1 | 18

*Prior to June 1, 2018, the fund was known as Putnam Absolute Return 100 Fund.

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R6	CLASS T	CLASS Y
	PARTX	PARPX	PARQX	PARZX	PRARX	PRREX	Pending	PARYX

Putnam Short Duration Bond Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 6/1/18, are incorporated by reference into this summary prospectus.

Goal

Putnam Short Duration Bond Fund seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 16 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	2.25%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	NONE
Class R	NONE	NONE
Class R6	NONE	NONE
Class T	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees	Distribution and service (12b-1) fees	Other expenses	Total annual fund operating expenses
Class A	0.40%	0.25%	0.01%	0.66%
Class B	0.40%	0.45%	0.01%	0.86%
Class C	0.40%	1.00%	0.01%	1.41%
Class M	0.40%	0.30%	0.01%	0.71%
Class R	0.40%	0.50%	0.01%	0.91%
Class R6	0.40%	N/A	0.01%	0.41%
Class T	0.40%	0.25%	0.01%<	0.66%
Class Y	0.40%	N/A	0.01%	0.41%

*	Applies only to certain redemptions of shares bought with no initial sales charge.
**	This charge is phased out over two years.
***	This charge is eliminated after one year.
<	Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$291	$431	$584	$1,029
Class B	$188	$274	$477	$1,003
Class B (no redemption)	$88	$274	$477	$1,003
Class C	$244	$446	$771	$1,691
Class C (no redemption)	$144	$446	$771	$1,691
Class M	$147	$300	$467	$951
Class R	$93	$290	$504	$1,120
Class R6	$42	$132	$230	$518
Class T	$67	$211	$368	$822
Class Y	$42	$132	$230	$518

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 256%.

Investments, risks, and performance

Investments

We invest in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations.

Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. We normally maintain an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates.

We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

We may invest in securities that are purchased in private placements, which are illiquid because they are subject to restrictions on resale.

Risks

It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. The value of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with fixed income investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Fixed income investments are also subject to credit risk, which is the risk that the issuer of a fixed income investment may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 1, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ended 12/31/17)

Share class	1 year	5 years	Since inception (12/23/08)
Class A before taxes	0.78%	0.99%	1.21%
Class A after taxes on distributions	–0.19%	0.21%	0.61%
Class A after taxes on distributions and sale of fund shares	0.44%	0.40%	0.69%
Class B before taxes	1.94%	1.25%	1.23%
Class C before taxes	1.31%	0.69%	0.71%
Class M before taxes	2.39%	1.26%	1.33%
Class R before taxes	2.90%	1.21%	1.21%
Class R6 before taxes*	3.46%	1.72%	1.73%
Class T before taxes**	3.10%	1.45%	1.47%
Class Y before taxes	3.47%	1.72%	1.73%
ICE BofAML 1-3 Year U.S. Corporate Index (no deduction for fees, expenses or taxes)***	1.91%	1.65%	3.78%
ICE BofAML U.S. Treasury Bill - ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark†	0.81%	0.28%	0.24%

*	Performance for class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
**	Class T shares were not outstanding during the time periods shown. Performance shown for class T shares is derived from the historical performance of class A shares.
***	As of June 1, 2018, the ICE BofAML 1-3 Year U.S. Corporate Index replaced the ICE BofAML U.S. Treasury Bill Index and the ICE BofAML U.S. Treasury Bill Index plus 100 basis points as the primary benchmark for this fund because in Putnam Management’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the ICE BofAML U.S. Treasury Bill Index for the one-year, five-year and life of fund periods ended December 31, 2017 were 0.81%, 0.28% and 0.24%, respectively. The average annual total returns of the ICE BofAML U.S. Treasury Bill Index plus 100 basis points for the one-year, five-year and life of fund periods ended December 31, 2017 were 1.81%, 1.28% and 1.24%, respectively.
†	The ICE BofAML U.S. Treasury Bill - ICE BofAML 1-3 Year U.S. Corporate Linked Benchmark represents performance of the ICE BofAML U.S. Treasury Bill Index from the inception date of the fund, December 23, 2008, through May 31, 2018, and performance of the ICE BofAML 1-3 Year U.S. Corporate Index from June 1, 2018, and thereafter (periods not shown in this chart).

ICE BofAML Indexes: ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an individual retirement account (IRA), or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Emily Shanks
Portfolio Manager, portfolio manager
of the fund since 2018

Albert Chan
Portfolio Manager, portfolio manager
of the fund since 2017

D. William Kohli
Chief Investment Officer, Fixed Income,
portfolio manager of the fund since 2008

Brett Kozlowski
Portfolio Manager, portfolio manager
of the fund since 2018

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

*	Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for the fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

Class T shares of the fund are not currently available for purchase.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

NP104 311205 6/18 Putnam Retail Management